FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2017	December 31, 2016
Designated derivative instruments - short-term assets:
Interest rate swaps	79	110
Total derivative instruments - short-term assets	79	110

Designated derivative instruments - long-term assets:
Interest rate swaps	3,809	4,540
Non-designated derivative instruments - long-term assets:
Interest rate swaps	843	1,502
Total derivative instruments - long-term assets	4,652	6,042

(in thousands of $)	June 30, 2017	December 31, 2016
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	—
Cross currency interest rate swaps	13,396	37,101
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	238	—
Cross currency interest rate swaps	25,732	2,208
Total derivative instruments - short-term liabilities	39,366	39,309

Designated derivative instruments - long-term liabilities:
Interest rate swaps	9,115	10,134
Cross currency interest rate swaps	37,605	41,716
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,544	1,388
Cross currency interest rate swaps	7,445	8,218
Total derivative instruments - long-term liabilities	55,709	61,456

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate

$27,155 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$28,279 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$41,929 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$139,533 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$33,250 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$105,188 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$108,375 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%
$30,333 (reducing to $19,413)	September 2015	March 2022	1.67%
$193,594 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and the NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK600 million	$105.4	million	October 2012	October 2017
NOK900 million	$151.0	million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2017 and December 31, 2016 are as follows:

	June 30, 2017	June 30, 2017	December 31, 2016	December 31, 2016
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale securities	110,802	110,802	118,489	118,489
Floating rate NOK bonds due 2017	17,482	17,701	65,445	65,955
Floating rate NOK bonds due 2019	90,764	90,310	87,801	86,026
Floating rate NOK bonds due 2020	59,871	59,871	—	—
3.25% unsecured convertible bonds due 2018	184,202	192,924	184,202	201,206
5.75% unsecured convertible bonds due 2021	225,000	217,717	225,000	224,366
Derivatives:
Interest rate/ currency swap contracts - short-term receivables	79	79	110	110
Interest rate/ currency swap contracts - long-term receivables	4,652	4,652	6,042	6,042
Interest rate/ currency swap contracts - short-term payables	39,366	39,366	39,309	39,309
Interest rate/ currency swap contracts - long-term payables	55,709	55,709	61,456	61,456

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2017, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2017	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	110,802	110,802		—
Interest rate/ currency swap contracts – short-term receivables	79		79
Interest rate/ currency swap contracts - long-term receivables	4,652		4,652
Total assets	115,533	110,802	4,731	—
Liabilities:
Floating rate NOK bonds due 2017	17,701	17,701
Floating rate NOK bonds due 2019	90,310	90,310
Floating rate NOK bonds due 2020	59,871	59,871
3.25% unsecured convertible bonds due 2018	192,924	192,924
5.75% unsecured convertible bonds due 2021	217,717	217,717
Interest rate/ currency swap contracts – short-term payables	39,366		39,366
Interest rate/ currency swap contracts – long-term payables	55,709		55,709
Total liabilities	673,598	578,523	95,075	—